Fair Value Measurements - Other Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Assets	$ 65,019	$ 61,610	$ 38,475
Liabilities	$ 37,690	14,021	3,397
Warrant exercise price (in dollars per share)	$ 11.50
Green coffee associated with forward contracts
Fair Value Measurements
Assets	$ 51,323	47,845	26,212
Forward sales contracts
Fair Value Measurements
Assets		13,593	9,526
Coffee futures contracts
Fair Value Measurements
Assets		172	2,091
Liabilities	703
Forward purchase contracts
Fair Value Measurements
Liabilities		14,021	3,397
Forward purchase and sales contracts
Fair Value Measurements
Assets	13,393	13,593
Liabilities	4,654	14,021
Coffee options
Fair Value Measurements
Assets	303		646
Westrock Public Warrants
Fair Value Measurements
Liabilities	$ 18,125
Warrant exercise price (in dollars per share)	$ 1.45
Westrock Private Warrants
Fair Value Measurements
Liabilities	$ 14,208
Warrant exercise price (in dollars per share)	$ 1.92
Level 1
Fair Value Measurements
Assets	$ 303	172	2,737
Liabilities	18,828
Level 1 | Coffee futures contracts
Fair Value Measurements
Assets		172	2,091
Liabilities	703
Level 1 | Coffee options
Fair Value Measurements
Assets	303		646
Level 1 | Westrock Public Warrants
Fair Value Measurements
Liabilities	18,125
Level 2
Fair Value Measurements
Assets	64,716	61,438	35,738
Liabilities	4,654	14,021	3,397
Level 2 | Green coffee associated with forward contracts
Fair Value Measurements
Assets	51,323	47,845	26,212
Level 2 | Forward sales contracts
Fair Value Measurements
Assets		13,593	9,526
Level 2 | Forward purchase contracts
Fair Value Measurements
Liabilities		14,021	$ 3,397
Level 2 | Forward purchase and sales contracts
Fair Value Measurements
Assets	13,393	13,593
Liabilities	4,654	$ 14,021
Level 3
Fair Value Measurements
Liabilities	14,208
Level 3 | Westrock Private Warrants
Fair Value Measurements
Liabilities	$ 14,208